First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Communication Services 0.7%
Media 0.7%
John Wiley & Sons, Inc., Class A	74,668	2,894,878
Quotient Technology, Inc.(a)	298,461	978,952
Total		3,873,830
Total Communication Services		3,873,830
Consumer Discretionary 10.6%
Auto Components 1.6%
Adient PLC(a)	59,570	2,439,987
Modine Manufacturing Co.(a)	141,032	3,250,788
Standard Motor Products, Inc.	97,225	3,588,575
Total		9,279,350
Automobiles 0.7%
Harley-Davidson, Inc.	30,065	1,141,568
Winnebago Industries, Inc.	51,386	2,964,972
Total		4,106,540
Broadline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	47,074	2,727,468
Hotels, Restaurants & Leisure 1.7%
Bloomin’ Brands, Inc.	163,437	4,192,159
Cracker Barrel Old Country Store, Inc.	31,771	3,609,186
El Pollo Loco Holdings, Inc.	146,438	1,404,340
Papa John’s International, Inc.	9,894	741,357
Total		9,947,042
Household Durables 2.1%
La-Z-Boy, Inc.	125,567	3,651,489
Taylor Morrison Home Corp., Class A(a)	109,415	4,186,218
Tri Pointe Homes, Inc.(a)	157,601	3,990,457
Universal Electronics, Inc.(a)	55,045	558,156
Total		12,386,320
Specialty Retail 1.2%
American Eagle Outfitters, Inc.	95,520	1,283,789
Designer Brands, Inc.	270,769	2,366,521
Urban Outfitters, Inc.(a)	122,973	3,408,811
Total		7,059,121
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.9%
Carter’s, Inc.	47,000	3,380,240
Gildan Activewear, Inc.	87,541	2,905,486
Oxford Industries, Inc.	24,645	2,602,266
PVH Corp.	24,770	2,208,493
Steven Madden Ltd.	164,947	5,938,092
Total		17,034,577
Total Consumer Discretionary		62,540,418
Consumer Staples 4.1%
Consumer Staples Distribution & Retail 0.3%
Sprouts Farmers Market, Inc.(a)	52,555	1,841,002
Food Products 1.4%
Hain Celestial Group, Inc. (The)(a)	239,282	4,103,686
TreeHouse Foods, Inc.(a)	84,677	4,270,261
Total		8,373,947
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	80,238	3,134,899
Spectrum Brands Holdings, Inc.	28,069	1,858,729
Total		4,993,628
Personal Care Products 1.5%
Coty, Inc., Class A(a)	490,756	5,918,518
Edgewell Personal Care Co.	63,003	2,672,587
Total		8,591,105
Total Consumer Staples		23,799,682
Energy 4.8%
Energy Equipment & Services 2.1%
Dril-Quip, Inc.(a)	224,035	6,427,564
Expro Group Holdings NV(a)	180,572	3,315,302
Helmerich & Payne, Inc.	66,941	2,393,141
Total		12,136,007
Oil, Gas & Consumable Fuels 2.7%
Earthstone Energy, Inc., Class A(a)	238,357	3,101,025
Murphy Oil Corp.	58,990	2,181,450
PBF Energy, Inc., Class A	72,836	3,158,169
PDC Energy, Inc.	35,876	2,302,522
2	Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Range Resources Corp.	95,348	2,523,861
SM Energy Co.	97,471	2,744,783
Total		16,011,810
Total Energy		28,147,817
Financials 16.0%
Banks 13.0%
Ameris Bancorp	81,775	2,991,329
Atlantic Union Bankshares Corp.	95,974	3,363,889
Banc of California, Inc.	187,530	2,349,751
Cadence Bank	112,577	2,337,098
Columbia Banking System, Inc.	85,229	1,825,605
Community Bank System, Inc.	37,485	1,967,588
ConnectOne Bancorp, Inc.	107,979	1,909,069
Dime Community Bancshares, Inc.	108,374	2,462,257
Eastern Bankshares, Inc.	193,015	2,435,849
Enterprise Financial Services Corp.	107,230	4,781,386
First BanCorp	75,853	2,694,299
First Merchants Corp.	85,498	2,817,159
Glacier Bancorp, Inc.	73,116	3,071,603
Hancock Whitney Corp.	130,324	4,743,794
Lakeland Financial Corp.	18,594	1,164,728
National Bank Holdings Corp., Class A	113,339	3,792,323
Old National Bancorp	215,535	3,108,015
Pacific Premier Bancorp, Inc.	191,895	4,609,318
Seacoast Banking Corp. of Florida	241,839	5,731,584
Simmons First National Corp., Class A	134,419	2,350,988
South State Corp.	47,977	3,418,841
Texas Capital Bancshares, Inc.(a)	65,425	3,203,208
United Community Banks, Inc.	85,574	2,406,341
Veritex Holdings, Inc.	82,002	1,497,357
Washington Federal, Inc.	96,857	2,917,333
WesBanco, Inc.	85,032	2,610,482
Total		76,561,194
Capital Markets 0.5%
BrightSphere Investment Group, Inc.	124,313	2,931,301
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
Green Dot Corp., Class A(a)	76,867	1,320,575
PRA Group, Inc.(a)	109,782	4,277,107
Total		5,597,682
Financial Services 1.1%
Compass Diversified Holdings	178,234	3,400,705
MGIC Investment Corp.	243,018	3,261,301
Total		6,662,006
Insurance 0.4%
Argo Group International Holdings Ltd.	82,950	2,429,605
Total Financials		94,181,788
Health Care 7.2%
Biotechnology 1.1%
Alkermes PLC(a)	73,633	2,075,715
BioCryst Pharmaceuticals, Inc.(a)	231,227	1,928,433
Galapagos NV, ADR(a)	37,022	1,430,530
Immunogen, Inc.(a)	284,237	1,091,470
Total		6,526,148
Health Care Equipment & Supplies 4.0%
Angiodynamics, Inc.(a)	76,690	792,975
ICU Medical, Inc.(a)	45,032	7,428,479
Integer Holdings Corp.(a)	57,161	4,429,977
Lantheus Holdings, Inc.(a)	48,111	3,972,044
NuVasive, Inc.(a)	45,499	1,879,564
Orthofix Medical, Inc.(a)	239,548	4,012,429
SurModics, Inc.(a)	41,362	942,226
Total		23,457,694
Health Care Providers & Services 1.3%
ModivCare, Inc.(a)	26,667	2,242,161
NeoGenomics, Inc.(a)	139,962	2,436,738
Owens & Minor, Inc.(a)	91,545	1,331,980
Pediatrix Medical Group, Inc.(a)	109,715	1,635,851
Total		7,646,730
Health Care Technology 0.4%
NextGen Healthcare, Inc.(a)	147,980	2,576,332

Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.4%
ANI Pharmaceuticals, Inc.(a)	50,702	2,013,883
Total Health Care		42,220,787
Industrials 24.4%
Aerospace & Defense 1.3%
AAR Corp.(a)	63,653	3,472,271
Mercury Systems, Inc.(a)	78,415	4,008,575
Total		7,480,846
Air Freight & Logistics 0.6%
HUB Group, Inc., Class A(a)	43,250	3,630,405
Building Products 3.3%
Apogee Enterprises, Inc.	102,597	4,437,320
Armstrong World Industries, Inc.	45,830	3,264,929
AZZ, Inc.	103,212	4,256,463
PGT, Inc.(a)	165,994	4,168,110
Quanex Building Products Corp.	147,336	3,172,144
Total		19,298,966
Commercial Services & Supplies 3.8%
ABM Industries, Inc.	84,817	3,811,676
Brady Corp., Class A	70,715	3,799,517
Deluxe Corp.	133,342	2,133,472
KAR Auction Services, Inc.(a)	146,328	2,001,767
MillerKnoll, Inc.	116,008	2,372,364
SP Plus Corp.(a)	237,418	8,141,063
Total		22,259,859
Construction & Engineering 1.6%
Granite Construction, Inc.	107,601	4,420,249
Great Lakes Dredge & Dock Corp.(a)	252,708	1,372,205
Sterling Infrastructure, Inc.(a)	96,089	3,639,851
Total		9,432,305
Electrical Equipment 2.4%
EnerSys	56,975	4,949,988
GrafTech International Ltd.	467,192	2,270,553
Regal Rexnord Corp.	49,857	7,016,376
Total		14,236,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.1%
Marten Transport Ltd.	155,952	3,267,194
Werner Enterprises, Inc.	76,870	3,496,816
Total		6,764,010
Machinery 6.9%
Albany International Corp., Class A	39,541	3,533,384
Astec Industries, Inc.	102,661	4,234,766
CIRCOR International, Inc.(a)	155,851	4,850,083
Columbus McKinnon Corp.	54,848	2,038,152
Desktop Metal, Inc., Class A(a)	177,679	408,662
Enerpac Tool Group Corp.	55,694	1,420,197
Federal Signal Corp.	52,331	2,836,864
Hillenbrand, Inc.	82,122	3,903,259
Mueller Water Products, Inc., Class A	143,895	2,005,896
REV Group, Inc.	309,389	3,709,574
SPX Technologies, Inc.(a)	96,595	6,817,675
Tennant Co.	15,878	1,088,119
Terex Corp.	72,267	3,496,277
Total		40,342,908
Professional Services 3.4%
CBIZ, Inc.(a)	70,586	3,493,301
Conduent, Inc.(a)	1,166,291	4,000,378
CSG Systems International, Inc.	81,892	4,397,600
KBR, Inc.	71,694	3,946,755
Korn/Ferry International	7,293	377,340
MAXIMUS, Inc.	45,297	3,564,874
Total		19,780,248
Total Industrials		143,226,464
Information Technology 9.9%
Communications Equipment 1.2%
AudioCodes Ltd.	144,669	2,181,609
Lumentum Holdings, Inc.(a)	29,591	1,598,210
Netscout Systems, Inc.(a)	116,170	3,328,270
Total		7,108,089

4	Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.4%
Advanced Energy Industries, Inc.	29,641	2,904,818
Belden, Inc.	119,477	10,367,019
FARO Technologies, Inc.(a)	93,347	2,297,270
Knowles Corp.(a)	231,893	3,942,181
Methode Electronics, Inc.	97,681	4,286,242
Plexus Corp.(a)	23,024	2,246,452
Total		26,043,982
Semiconductors & Semiconductor Equipment 0.7%
Kulicke & Soffa Industries, Inc.	73,577	3,876,772
Software 3.6%
Cognyte Software Ltd.(a)	285,561	968,052
NCR Corp.(a)	76,167	1,796,779
OneSpan, Inc.(a)	34,048	595,840
Progress Software Corp.	256,036	14,709,268
Verint Systems, Inc.(a)	89,044	3,315,999
Total		21,385,938
Total Information Technology		58,414,781
Materials 7.1%
Chemicals 2.3%
Element Solutions, Inc.	151,710	2,929,520
Minerals Technologies, Inc.	57,018	3,445,028
Orion Engineered Carbons SA	200,642	5,234,750
Sensient Technologies Corp.	25,133	1,924,182
Total		13,533,480
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	112,441	3,203,444
Containers & Packaging 1.8%
Greif, Inc., Class A	47,183	2,989,987
Myers Industries, Inc.	167,442	3,588,282
Silgan Holdings, Inc.	70,987	3,809,872
Total		10,388,141
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.5%
Alamos Gold, Inc., Class A	344,798	4,216,879
Compass Minerals International, Inc.	154,751	5,306,412
Kaiser Aluminum Corp.	43,933	3,278,720
MP Materials Corp.(a)	39,786	1,121,567
Schnitzer Steel Industries, Inc., Class A	22,369	695,676
Total		14,619,254
Total Materials		41,744,319
Real Estate 8.4%
Diversified REITs 0.6%
Empire State Realty Trust, Inc., Class A	566,049	3,673,658
Health Care REITs 0.8%
CareTrust REIT, Inc.	132,351	2,591,433
Physicians Realty Trust	143,321	2,139,782
Total		4,731,215
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust	149,791	2,103,065
Sunstone Hotel Investors, Inc.	248,619	2,456,356
Total		4,559,421
Industrial REITs 1.5%
STAG Industrial, Inc.	180,647	6,109,482
Terreno Realty Corp.	42,789	2,764,169
Total		8,873,651
Office REITs 2.3%
Brandywine Realty Trust	165,945	784,920
Cousins Properties, Inc.	77,079	1,647,949
Equity Commonwealth	524,016	10,852,371
Total		13,285,240
Real Estate Management & Development 0.2%
DigitalBridge Group, Inc.	86,528	1,037,471
Residential REITs 1.0%
Elme Communities	171,705	3,066,651
UMH Properties, Inc.	207,924	3,075,196
Total		6,141,847
Retail REITs 0.7%
Kite Realty Group Trust	201,916	4,224,083

Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 0.5%
Four Corners Property Trust, Inc.	114,257	3,068,943
Total Real Estate		49,595,529
Utilities 4.0%
Electric Utilities 1.8%
Allete, Inc.	58,252	3,749,681
OGE Energy Corp.	88,608	3,336,977
PNM Resources, Inc.	76,526	3,725,286
Total		10,811,944
Gas Utilities 1.3%
New Jersey Resources Corp.	75,051	3,992,714
Spire, Inc.	47,593	3,338,173
Total		7,330,887
Multi-Utilities 0.9%
Avista Corp.	45,899	1,948,412
NorthWestern Corp.	57,096	3,303,575
Total		5,251,987
Total Utilities		23,394,818
Total Common Stocks (Cost $617,537,992)		571,140,233

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Aduro Biotech CVR(a),(b),(c),(d)	4,550	4,869
Total Health Care		4,869
Industrials —%
Passenger Airlines —%
American Airlines Escrow(a),(b),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		4,869

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(e),(f)	15,920,817	15,917,633
Total Money Market Funds (Cost $15,914,718)		15,917,633
Total Investments in Securities (Cost: $633,452,710)		587,062,735
Other Assets & Liabilities, Net		422,108
Net Assets		587,484,843

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $4,869, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $4,869, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Aduro Biotech CVR	10/21/2021	4,550	—	4,869

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2023.
6	Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	12,303,713	29,994,150	(26,381,888)	1,658	15,917,633	1,216	147,310	15,920,817
Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Small Cap Value Fund | First Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7058_12_B01_(05/23)